Details of Significant Accounts (Details) - Schedule of Property, Plant and Equipment - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	$ 99,423	$ 138,503
Additions	8,284	7,250
Reductions	(1,229)
Ending balance	106,478	145,753
Opening balance	(51,427)	(83,627)
Additions	(8,016)	(7,204)
Reductions	1,229
Ending balance	(58,214)	(90,831)
Opening balance, property, plant and equipment	47,996	54,876
Ending balance, property, plant and equipment	48,264	54,922
Machinery [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	91,594	106,944
Additions	3,880	6,748
Reductions	(160)
Ending balance	95,314	113,692
Opening balance	(47,185)	(57,437)
Additions	(7,202)	(5,938)
Reductions	160
Ending balance	(54,227)	(63,375)
Others [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	7,829	31,559
Additions	4,404	502
Reductions	(1,069)
Ending balance	11,164	32,061
Opening balance	(4,242)	(26,190)
Additions	(814)	(1,266)
Reductions	1,069
Ending balance	$ (3,987)	$ (27,456)